Basis of Presentation and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Basis of Presentation and Description of Business [Abstract]
Basis of Presentation and Description of Business

Note 1. Basis of Presentation

HeartWare International, Inc., referred to in these notes collectively with its subsidiaries HeartWare Pty. Limited, HeartWare, Inc., HeartWare (UK) Limited, HeartWare GmbH and HeartWare France SAS as “we,” “our,” “HeartWare” or the “Company,” is a medical device company that develops, manufactures and markets miniaturized implantable heart pumps, or ventricular assist devices, to treat patients suffering from advanced heart failure.

The accompanying unaudited interim condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for reporting of interim financial information. Pursuant to such rules and regulations, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted. Accordingly, these statements do not include all the disclosures normally required by accounting principles generally accepted in the United States for annual financial statements and should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations contained in this report and the audited financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2011. The accompanying condensed consolidated balance sheet as of December 31, 2011 has been derived from our audited financial statements. The condensed consolidated statements of operations and cash flows for the three months ended March 31, 2012 are not necessarily indicative of the results to be expected for any future period or for the year ending December 31, 2012.

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all adjustments (consisting of only normally recurring adjustments) necessary to present fairly the financial position and results of operations as of the dates and for the periods presented.

Note 1. Description of Business

HeartWare International, Inc., referred to in these notes collectively with its subsidiaries HeartWare Pty. Limited, HeartWare, Inc., HeartWare (UK) Limited, HeartWare GmbH and HeartWare France as “we,” “our,” “HeartWare” or the “Company,” is a medical device company that develops and manufactures miniaturized implantable heart pumps, or ventricular assist devices, to treat patients suffering from advanced heart failure.

The HeartWare Ventricular Assist System (the “HeartWare System”), which includes a ventricular assist device (“VAD”), or blood pump, patient accessories and surgical tools, is designed to provide circulatory support for patients in the advanced stage of heart failure. The core of the HeartWare System is a proprietary continuous flow blood pump, the HVAD Pump, which is a full-output device capable of pumping up to 10 liters of blood per minute. The HeartWare System is designed to be implanted adjacent to the heart, avoiding the abdominal surgery generally required to implant similar devices.

In 2009, we received CE Marking for the HeartWare System in the European Union allowing for commercial sale and distribution of our device. In the U.S., the device is the subject of clinical trials for two indications: bridge-to-transplant and destination therapy. Our device is also available in other countries around the world under special access programs. In February 2012, we were notified that an FDA Circulatory System Devices Panel of the Medical Devices Advisory Committee will review our application on April 25, 2012.

Beyond the HeartWare System, we are also evaluating our next generation device, the MVAD Pump. The MVAD Pump is a development-stage miniature ventricular assist device, approximately one-third the size of the HVAD Pump. The MVAD Pump is based on the same proprietary impeller suspension technology used in the HVAD Pump, with its single moving part held in place through a combination of passive-magnetic and hydrodynamic forces. Like the HVAD Pump, the MVAD Pump is designed to support the heart’s full cardiac output, yet also has the capability for partial support. We are currently preparing to commence human clinical studies in 2012. The MVAD Pump is designed to be implantable by surgical techniques that are even less invasive than those required to implant the HVAD Pump.

We are headquartered in Framingham, Massachusetts. We have operations and manufacturing facilities in Miami Lakes, Florida, a development and operations facility in Sydney, Australia and a distribution and customer service facility in Hannover, Germany.

HeartWare International, Inc. shares trade on the NASDAQ Stock Market under the symbol of “HTWR.” The Company’s shares also trade on the Australian Securities Exchange (“ASX”) in the form of CHESS Depositary Interests (“CDIs”) under the symbol of “HIN.” Each CDI represents 1/35th of a share of common stock.